INVESTMENT IN A JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2017
INVESTMENT IN A JOINT VENTURE [abstract]
Schedule of particulars of a joint venture
Name of entity	Place of establishment	Nominal value of ordinary shares issued and paid- up/registered capital	Percentage of equity attributable to the Group	Principal activities
Bridas Corporation	British Virgin Islands	US$ 102,325,582	50%	Investment holding

Schedule of summarized financial information of a joint venture
	2016		2017

Current assets		9,201	11,614

Non-current assets		66,992	63,660

Current liabilities		(6,866)	(6,630)

Non-current liabilities		(16,727)	(18,486)

	2015	2016	2017
Revenue	31,231	28,371	29,879
Depreciation, depletion and amortization	(3,535)	(3,988)	(3,742)
Interest income	288	388	313
Finance costs	(799)	(704)	(550)

Profit before tax	4,194	1,226	2,215
Income tax expense	(900)	(160)	(1,109)
Profit after tax	3,294	1,066	1,106
Total comprehensive income	3,294	1,066	1,106